Employee Benefit Expenses - Summary of Employee Expenses (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Employees	Dec. 31, 2020 EUR (€) Employees	Dec. 31, 2019 EUR (€) Employees
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	103	92	107
Salaries, wages and fees	€ 7,975	€ 7,139	€ 6,932
Executive Management team compensation	3,115	2,773	2,993
Share-based payments	2,172	2,782	2,775
Social security	1,444	1,487	1,473
Post employment benefits	251	263	215
Hospitalisation insurance	142	146	138
Other benefit expense	116	138	119
Total Employee expenses	€ 15,215	€ 14,727	€ 14,646
Clinical and Regulatory,IP,Marketing [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	23	17	26
Research and development [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	29	27	33
Manufacturing and quality [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	33	32	32
General Administration [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	18	17	16